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                              THE DRAKE FUNDS TRUST

                                LOW DURATION FUND

                                TOTAL RETURN FUND

                       DRAKE & ADMINISTRATIVE CLASS SHARES

                                   SUPPLEMENT

                               Dated June 6, 2008

           To the Prospectus and Statement of Additional Information
                            Dated February 28, 2008

This Supplement to the Prospectus and Statement of Additional Information for the Drake and Administrative Class Shares of the Low Duration Fund and the Total Return Fund (together, the "Funds"), each a series of The Drake Funds Trust (the "Trust"), is to notify shareholders, potential investors and other interested parties that the Funds will no longer accept new subscriptions to the Funds and will permit new investments only through dividend reinvestment by existing shareholders. The Board of Trustees of the Trust, in consultation with the Funds' investment advisor, Drake Capital Management, LLC (the "Advisor"), determined at a meeting of the Board of Trustees of the Trust, held on June 2, 2008 (the "Board Meeting"), to discontinue all sales of the shares of either Fund and to no longer accept purchase orders for shares of either Fund, based on, among other factors, the Advisor's belief that it would be in the best interests of the Funds and their shareholders to discontinue the acceptance of new investments. The Board of Trustees determined to continue to allow existing shareholders of the Funds to reinvest dividends in the Funds pursuant to written instruction.

At the Board Meeting, the Board of Trustees of the Trust determined that it was in the best interests of the Funds to approve Interim Investment Advisory Agreements between the Advisor and the Funds, respectively, dated June 2, 2008 and in substantially the same form as the Investment Advisory Agreements adopted December 9, 2004; provided, however, that each Interim Investment Advisory Agreement provides that: (1) the Advisor shall provide services without the obligation of the Fund to pay a fee to the Advisor; (2) the term shall be for one hundred fifty (150) days unless earlier superseded by an Investment Advisory Agreement approved by the vote of a majority of the shares of the Fund; and (3) the Trust may terminate the Interim Investment Advisory Agreement on ten (10) days' written notice at any time and without penalty.

This Supplement also updates the Prospectus and Statement of Additional Information to include additional information as described below.

      - The table labeled "Annual Fund Operating Expenses" in the "Drake Low Duration Fund Summary" Section on Page 9 of the Prospectus now reads as follows:

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
ANNUAL FUND OPERATING EXPENSES(2)
(FEES & EXPENSES PAID
FROM FUND ASSETS)                           DRAKE CLASS     ADMINISTRATIVE CLASS
Management Fees                             0.00 %          0.00 %
Distribution and/or Service (12b-1) Fees    None            0.25 %
Other Expenses                              1.14 %          1.14 %
Total Annual Fund Operating Expenses        1.14 %          1.39 %
Fee Waiver and/or Expense Reimbursement     (0.71) %        (0.71) %
Net Expenses                                0.43 %          0.68 %

      - The table labeled "Annual Fund Operating Expenses" in the "Drake Total Return Fund Summary" on Page 13 of the Prospectus now reads as follows:

ANNUAL FUND OPERATING EXPENSES(2)
(FEES & EXPENSES PAID
FROM FUND ASSETS)                           DRAKE CLASS     ADMINISTRATIVE CLASS
Management Fees                             0.00 %          0.00 %
Distribution and/or Service (12b-1) Fees    None            0.25 %
Other Expenses                              0.90 %          0.90 %
Total Annual Fund Operating Expenses        0.90 %          1.15 %
Fee Waiver and/or Expense Reimbursement     (0.47) %        (0.47) %
Net Expenses                                0.43 %          0.68 %

      - The "Management of the Funds - Advisory Fees" Section on Page 22 of the Prospectus is deleted and replaced with the following:

ADVISORY FEES

Pursuant to the Interim Investment Advisory Agreements dated June 2, 2008, each Fund shall pay no fee to the Advisor for providing investment advisory services. For the Trust's fiscal year ended October 31, 2007, the Trust paid no fees to the Advisor due to fee waivers by Drake pursuant to Expense Limitation Agreements between Drake and the Trust for each Fund.

      - The "Management of the Funds - Other Expenses" Section on Page 22 of the Prospectus now reads as follows:

In addition to the 12b-1 fees (as further described in "Distribution (12b-1) Fees -- Administrative Class Shares" under "Classes of Shares -- Drake Class & Administrative Class Shares"), the Funds pay all expenses not assumed by the Advisor, including, without limitation, the following: the fees and expenses of their independent accountants and of their legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; Administrator's fees; Transfer Agent's fees; bank transaction charges and Custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and

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any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

      - The first paragraph in the "Management of the Trust - Investment Advisor" Section on Page 39 of the Statement of Additional Information now reads as follows:

Drake, a Delaware limited liability company, serves as investment advisor to the Funds pursuant to interim investment advisory contracts (each an "Interim Advisory Contract") between Drake and the Trust with respect to each Fund.

      - The fourth paragraph in the "Management of the Trust - Investment Advisor" Section on Page 39 of the Statement of Additional Information now reads as follows:

Under the terms of the Interim Advisory Contracts, Drake is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of Drake to the Trust are not exclusive under the terms of the Advisory Contracts. Drake is free to, and does, render investment advisory services to others.

      - The fifth paragraph in the "Management of the Trust - Investment Advisor" Section on Page 39 of the Statement of Additional Information now reads as follows:

Each Interim Advisory Contract will continue in effect until the earlier of (i) October 30, 2008 and (ii) the day on which the majority of shares of the relevant Fund approves a new investment advisory contract. The Interim Advisory Contracts may be terminated without penalty on 10 days' written notice by vote of the Trustees or the shareholders of the Trust, or by Drake, on 60 days' written notice by either party to the contract and will terminate automatically if assigned.

      - The seventh paragraph in the "Management of the Trust - Investment Advisor" Section on Page 39 of the Statement of Additional Information now reads as follows:

Drake receives no monthly investment advisory fee from the Funds.

      - The uncaptioned table following the seventh paragraph in the "Management of the Trust - Investment Advisor" Section on Page 39 of the Statement of Additional Information is deleted.

      - The eighth paragraph in the "Management of the Trust - Investment Advisor" Section on Page 40 of the Statement of Additional Information now reads as follows:

For the Trust's fiscal year ended October 31, 2007, the Trust paid no fees to the Advisor under the prior investment advisory agreements due to fee waivers by Drake pursuant to Expense Limitation Agreements Drake has entered into with the Trust concerning the Funds. Under these Expense Limitation Agreements, Drake has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.43% of the average daily net assets (for the Drake Class) and 0.68% of the average daily net assets (for the Administrative Class) of the Funds for the year ending December 31, 2007. The Trust and Drake expect that this

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contractual agreement will continue from year-to-year provided such continuance is approved by the Board. The Trust may terminate the Expense Limitation Agreements at any time. The Advisor may also terminate the Expense Limitation Agreements at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreements.

      - The first and second paragraphs in the "Distribution of Trust Shares -- Distributor and Multi-class Plan" Section on Page 46 of the Statement of Additional Information now read as follows:

The Distributor serves as the principal underwriter of each class of the Trust's shares pursuant to the Distribution Agreement with the Trust, which was approved at the June 2, 2008 board meeting to serve through the remainder of the term of the prior distribution agreement and which is subject to annual approval by the Board. The Distributor, located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, is a broker-dealer registered with the SEC. The Distribution Agreement may be terminated without penalty by the Funds or the Distributor on 60 days' written notice. The Distributor is not obligated to sell any specific amount of Trust shares.

The Distribution Agreement will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved at least annually (i) by the Funds' Board of Trustees or (ii) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), provided that in either event the continuance is also approved by the majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement by vote cast in person at a meeting called for the purpose of voting on such approval. For the Trust's fiscal year 2007, the aggregate dollar amount of underwriting commissions concerning the Funds was $0. The Trust made no other payments to the Distributor during its fiscal year 2007, and there were no other underwriters or dealers in the Funds' shares during the Trust's fiscal year 2007.


Shareholders should direct any questions about their account to the Funds at 1-800-773-3863.


Investors Should Retain This Supplement for Future Reference.